EQUITY	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
EQUITY	NOTE 11: EQUITY
11.1 Share details
On May 22, 2017, ArcelorMittal completed the consolidation of each three existing shares in ArcelorMittal without nominal value into one share without nominal value. As a result of this reverse stock split, the number of issued shares decreased from 3,065,710,869 to 1,021,903,623.
The Company’s shares consist of the following:

	December 31, 2017	Movement in year	December 31, 2018	Movement in year	December 31, 2019
Issued shares	1,021,903,623	—	1,021,903,623	—	1,021,903,623
Treasury shares	(1,986,836)	(6,348,529)	(8,335,365)	(1,488,837)	(9,824,202)
Total outstanding shares	1,019,916,787	(6,348,529)	1,013,568,258	(1,488,837)	1,012,079,421

The number of issued shares were 1,021,903,623 at December 31, 2017, 2018 and 2019.
Authorized shares
At the Extraordinary General Meeting held on May 10, 2017, the shareholders approved a reverse stock split and an increase of the authorized share capital to €345 million. Following this approval, on May 22, 2017 ArcelorMittal completed the consolidation of each three existing shares in ArcelorMittal without nominal value into one share without nominal value. As a result, the authorized share capital increased with a decrease in representative shares from €337 million represented by 3,372,281,956 ordinary shares without nominal value as of December 31, 2016 to €345 million represented by 1,151,576,921 ordinary shares without nominal value.
At the Extraordinary General Meeting of shareholders held on May 16, 2018, the shareholders approved the change of currency of the Company's share capital from euro to U.S. dollar. Following this approval, the authorized share capital amounts to 411 represented by 1,151,576,921 ordinary shares without nominal value. As a result of this change, the issued share capital amounted to 364 as of December 31, 2018, based on the exchange rate published by the European Central Bank on May 15, 2018. The difference was transferred to additional paid-in capital. There was no change in the aggregate number of shares issued and fully paid up which continued to amount to 1,021,903,623.
The number of authorized shares were 1,151,576,921 at December 31, 2017, 2018 and 2019.
Share buyback
On March 26, 2018, ArcelorMittal completed a share buyback program under the authorization given at the annual general meeting of shareholders held on May 5, 2015. ArcelorMittal repurchased 7 million shares for a total value of €184 million (226) at an average price per share of €26.34 (equivalent to $32.36).
On February 15, 2019, ArcelorMittal completed a share buyback program and repurchased 4 million shares for a total value of €80 million (90) at an average price per share of €19.89 (equivalent to $22.42).
The shares acquired through the buyback program are recognized as treasury shares.
Treasury shares
ArcelorMittal held, indirectly and directly, 9.8 million and 8.3 million treasury shares as of December 31, 2019 and December 31, 2018, respectively.
11.2 Equity instruments and hybrid instruments
Mandatory convertible bonds
On December 28, 2009, the Company issued through Hera Ermac, a wholly-owned subsidiary, 750 unsecured and unsubordinated bonds mandatorily convertible into preferred shares of such subsidiary. The bonds were placed privately with a Luxembourg affiliate of Crédit Agricole (formerly Calyon) and are not listed. The Company has the option to call the mandatory convertible bonds until 10 business days before the maturity date. Hera Ermac invested the proceeds of the bonds issuance and an equity contribution by the Company in notes issued by subsidiaries of the Company linked to the values of shares of Erdemir and China Oriental. On April 20, 2011, the Company signed an agreement for an extension of the conversion date of the mandatory convertible bonds to January 31, 2013. On September 27, 2011, the Company increased the mandatory convertible bonds from 750 to 1,000. The Company further extended the conversion date for the mandatory convertible bonds in 2012, 2014, 2015 (resulting in the extinguishment and recognition of a new compound instrument), 2016 and the latest on December 14, 2017.
On December 14, 2017, the conversion date of the 1,000 mandatory convertible bonds was extended from January 31, 2018 to January 29, 2021. The other main features of the mandatory convertible bonds remained unchanged. The Company determined that this transaction led to the extinguishment of the existing compound instrument and the recognition of a new compound instrument including non-controlling interests for 797 (net of cumulative tax and fees) and other liabilities for 184. The derecognition of the previous instrument and the recognition at fair value of the new instrument resulted in a 92 expense included in financing costs-net in the consolidated statement of operations and a 83 decrease in non-controlling interests.
On March 29, 2019 and December 18, 2019, the Company repaid notes issued by subsidiaries which were linked to the value of the shares of Erdemir. As of December 31, 2019, the remaining notes were linked to the value of the shares of China Oriental (see note 6.1.5).
11.3 Earnings per common share
Basic earnings per common share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the year. Net income (loss) attributable to ordinary shareholders takes into consideration dividend rights of preferred shareholders such as holders of subordinated perpetual capital securities. Diluted earnings per share is computed by dividing income (loss) available to equity holders by the weighted average number of common shares plus potential common shares from share unit plans and outstanding stock options whenever the conversion results in a dilutive effect.
On May 22, 2017, ArcelorMittal completed the consolidation of each three existing shares in ArcelorMittal without nominal value into one share without nominal value.
The following table provides the numerators and a reconciliation of the denominators used in calculating basic and diluted earnings per common share for the years ended December 31, 2019, 2018 and 2017.

	Year Ended December 31,
	2019	2018	2017
Net income (loss) attributable to equity holders of the parent	(2,454)	5,149	4,568
Weighted average common shares outstanding (in millions) for the purposes of basic earnings per share	1,013	1,015	1,020
Incremental shares from assumed conversion of restricted share units and performance share units (in millions)	—	6	4
Weighted average common shares outstanding (in millions) for the purposes of diluted earnings per share	1,013	1,021	1,024

For the purpose of calculating earnings per common share, diluted weighted average common shares outstanding excludes 7 million potential common shares from share unit plans for the year ended December 31, 2019 and 1 million, 2 million and 3 million potential common shares from stock options outstanding for the years ended December 31, 2019, 2018 and 2017, respectively, because such share unit plans and stock options are anti-dilutive.
11.4 Dividends
Calculations to determine the amounts available for dividends are based on ArcelorMittal’s financial statements (“ArcelorMittal S.A.”) which are prepared in accordance with IFRS, as endorsed by the European Union. ArcelorMittal S.A. has no significant manufacturing operations of its own and generates its profit mostly from financing activities and the management fees/industrial franchise agreements with Group Companies. Accordingly, it can only pay dividends or distributions to the extent it is entitled to receive cash dividend distributions from its subsidiaries’ recognized gains, profit generated by its own activities, from the sale of its assets or share premiums from the issuance of common shares. Dividends are declared in U.S. dollars and are payable in either U.S. dollars or in euros.

Description	Approved by	Dividend per share (in $)	Payout date	Total (in millions of $)
Dividend for financial year 2016	Annual general shareholders' meeting on May 4, 2017	—	—	—
Dividend for financial year 2017	Annual general shareholders’ meeting on May 9, 2018	0.10	June 13, 2018	101
Dividend for financial year 2018	Annual general shareholders’ meeting on May 7, 2019	0.20	June 13, 2019	203

On May 7, 2019 at the annual general meeting of shareholders, the shareholders approved the Company’s dividend of $0.20 per share. The dividend amounted to 204 (203 net of dividends paid to subsidiaries holding treasury shares), and was paid on June 13, 2019.
Given the resilient cash flow and progress towards the Company's net debt target, the Board proposed a base dividend of $0.30 per share for 2020 (in respect of 2019) which will be proposed to the shareholders at the annual general meeting of shareholders' on May 5, 2020. 11.5 Non-controlling interests
11.5.1 Non-wholly owned subsidiaries that have material non-controlling interests
The tables below provide a list of the subsidiaries which include significant non-controlling interests at December 31, 2019 and 2018 and for the years ended December 31, 2019, 2018 and 2017.

Name of Subsidiary	Country of incorporation and operation	% of non-controlling interests and non- controlling voting rights at December 31, 2019	% of non-controlling interests and non- controlling voting rights at December 31, 2018	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2019	Non-controlling interests at December 31, 2019	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2018	Non-controlling interests at December 31, 2018	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2017
AMSA	South Africa	30.78%	30.78%	(98)	74	29	170	(124)
Sonasid[1]	Morocco	67.57%	67.57%	—	103	2	107	3
ArcelorMittal Kryvyi Rih	Ukraine	4.87%	4.87%	(5)	185	15	182	10
Belgo Bekaert Arames ("BBA")	Brazil	45.00%	45.00%	28	141	28	136	25
Hera Ermac[2]	Luxembourg	—	—	—	801	—	797	—
AMMC	Canada	15.00%	15.00%	114	486	91	484	91
Arceo	Belgium	62.86%	62.86%	3	154	4	158	4
ArcelorMittal Liberia Ltd	Liberia	15.00%	15.00%	18	(250)	(2)	(268)	(11)
Other				3	268	14	256	9
Total				63	1,962	181	2,022	7

1.
Sonasid - ArcelorMittal holds a controlling stake of 50% in Nouvelles Sidérurgies Industrielles. ArcelorMittal controls Nouvelles Sidérurgies Industrielles on the basis of a shareholders’ agreement which includes deadlock arrangements in favor of the Company. Nouvelles Sidérurgies Industrielles holds a 64.86% stake in Sonasid. The total non-controlling interests in Sonasid of 67.57% are the result of ArcelorMittal’s indirect ownership percentage in Sonasid of 32.43% through its controlling stake in Nouvelles Sidérurgies Industrielles.

2.	Hera Ermac - The non-controlling interests correspond to the equity component of the mandatory convertible bonds maturing on January 29, 2021 (see note 11.2).

The tables below provide summarized statements of financial position for the above-mentioned subsidiaries as of December 31, 2019 and 2018 and summarized statements of operations and summarized statements of cash flows for the years ended December 31, 2019, 2018 and 2017.
Summarized statements of financial position

	December 31, 2019
	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Current assets	997	188	1,557	225	905	1,434	129	155
Non-current assets	618	102	3,530	148	1,193	3,083	122	123
Total assets	1,615	290	5,087	373	2,098	4,517	251	278
Current liabilities	907	101	1,130	98	298	457	1	1,739
Non-current liabilities	468	39	446	14	76	591	1	46
Net assets	240	150	3,511	261	1,724	3,469	249	(1,507)
Summarized statements of operations

	December 31, 2019
	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Revenue	2,864	366	2,420	761	—	2,655	—	257
Net income (loss)	(319)	(1)	(100)	63	144	766	5	115
Total comprehensive income (loss)	(312)	—	(141)	64	144	761	5	115
Summarized statements of cash flows

	December 31, 2019
	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Net cash provided by / (used in) operating activities	(35)	9	163	76	857	1,045	9	84
Net cash provided by / (used in) investing activities	(79)	(5)	(270)	(12)	(114)	(332)	17	(18)
Net cash provided by / (used in) financing activities	97	(6)	68	(62)	(743)	(683)	(7)	(65)
Impact of currency movements on cash	5	—	8	—	—	—	—	—
Cash and cash equivalents:
At the beginning of the year	72	55	73	11	—	180	27	—
At the end of the year	60	53	42	13	—	210	46	1
Dividend to non-controlling interests	—	(4)	—	(18)	—	(102)	(5)	—
Summarized statements of financial position

	December 31, 2018
	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Current assets	1,307	194	1,408	240	251	1,144	93	113
Non-current assets	672	100	2,947	158	2,492	3,113	166	114
Total assets	1,979	294	4,355	398	2,743	4,257	259	227
Current liabilities	1,056	106	535	109	84	331	2	1,816
Non-current liabilities	372	34	308	28	335	539	1	41
Net assets	551	154	3,512	261	2,324	3,387	256	(1,630)
Summarized statements of operations

	December 31, 2018
	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Revenue	3,440	396	2,497	771	—	2,396	—	132
Net income (loss)	95	4	340	59	(555)	636	6	(12)
Total comprehensive income (loss)	(40)	5	331	62	(555)	642	6	(12)
Summarized statements of cash flows

	December 31, 2018
	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Net cash provided by / (used in) operating activities	69	22	313	47	38	735	10	(18)
Net cash provided by / (used in) investing activities	132	(5)	(346)	(14)	(38)	(134)	14	(29)
Net cash provided by / (used in) financing activities	(260)	—	50	(27)	—	(579)	(9)	47
Impact of currency movements on cash	(10)	—	(4)	—	—	—	(1)	—
Cash and cash equivalents:
At the beginning of the year	141	38	60	5	—	158	13	—
At the end of the year	72	55	73	11	—	180	27	—
Dividend to non-controlling interests	—	—	—	(18)	—	(87)	(7)	—

Summarized statements of operations

	December 31, 2017
	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Revenue	2,926	371	2,486	698	—	1,943	—	56
Net income (loss)	(403)	6	209	52	1,130	617	6	(71)
Total comprehensive income (loss)	(421)	4	210	52	1,130	613	6	(71)

Summarized statements of cash flows

	December 31, 2017
	AMSA	Sonasid	AM Kryvyi Rih	BBA	Hera Ermac	AMMC	Arceo	AM Liberia
Net cash provided by / (used in) operating activities	(119)	(7)	194	63	(12)	947	10	(69)
Net cash provided by / (used in) investing activities	(193)	(3)	(234)	(9)	12	(301)	3	(63)
Net cash provided by / (used in) financing activities	330	(4)	—	(61)	—	(656)	(8)	132
Impact of currency movements on cash	13	1	(2)	—	—	—	1	—
Cash and cash equivalents:
At the beginning of the year	110	51	102	12	—	168	7	—
At the end of the year	141	38	60	5	—	158	13	—
Dividend to non-controlling interests	—	(2)	—	(26)	—	(98)	(5)	—

11.5.2 Transactions with non-controlling interests
Acquisitions of non-controlling interests, which do not result in a change of control, are accounted for as transactions with owners in their capacity as owners and therefore no goodwill is recognized as a result of such transactions. In such circumstances, the carrying amounts of the controlling and non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiary. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to the owners of the parent.
Transactions with non-controlling interests in 2018 were as follows:
On November 9, 2018, ArcelorMittal completed the acquisition of Marcegaglia's 15% non-controlling interest in AM InvestCo and 11% non-controlling interest in BRE.M.A Warmwalz GmbH & Co. KG for a 28 and 40 consideration, respectively. The Company recorded a decrease of 55 directly in equity.
Transactions with non-controlling interests include also the mandatory convertible bonds (see note 11.2).